Loans and Notes Payable	12 Months Ended
Jun. 30, 2018
Loans And Notes Payable
Loans and Notes Payable

NOTE 5 – LOANS AND NOTES PAYABLE

Loans from Directors and Officer - Related Parties

Loans from Directors and Officer at June 30, 2018 and June 30, 2017 were $54,753 and $56,802, respectively. The loans bear no interest and are all payable on demand. The Company did not repay any amount on these loans during the years ended June 30, 2018 and 2017. The Company plans to repay the notes as its cash resources allow.

Other Loans from Unrelated Parties

As of June 30, 2018 and June 30, 2017, other loans from unrelated parties had a balance of $0 and $2,303, respectively. The Company repaid these loans in full during the year ended June 30, 2018.